Consolidated Statements of Changes in Member's Capital (Predecessor, USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Increase (Decrease) in Stockholders' Equity
Member's Capital	$ 324,723	$ 324,723	$ 193,452
Net income (loss)	80,862	119,472	(3,265)
Repurchase of preferred interests			(30)
Share-based compensation		2,393	2,388
Redemption of share-based awards		(300)
Capital distributions		(740)
Unrealized gains on notes receivable arising during the period	279	1	3
Capital issued related to acquisition of Orchard Acquisition Company, LLC and subsidiaries			154,045
Noncontrolling interest investors' withdrawals and contributions, net		(20,991)	(3,610)
Member's Capital		442,818	324,723
Member's Capital
Increase (Decrease) in Stockholders' Equity
Member's Capital	325,001	325,001	193,733
Net income (loss)		116,741	(3,925)
Repurchase of preferred interests			(30)
Share-based compensation		2,393	2,388
Redemption of share-based awards		(300)
Capital distributions		(740)
Capital issued related to acquisition of Orchard Acquisition Company, LLC and subsidiaries			133,300
Acquisition of noncontrolling interest			(465)
Member's Capital		443,095	325,001
Accumulated Other Comprehensive Gain (Loss)
Increase (Decrease) in Stockholders' Equity
Member's Capital	(278)	(278)	(281)
Unrealized gains on notes receivable arising during the period		1	3
Member's Capital		(277)	(278)
Noncontrolling Interest in Affiliate
Increase (Decrease) in Stockholders' Equity
Member's Capital	18,260	18,260
Net income (loss)		2,731	660
Capital issued related to acquisition of Orchard Acquisition Company, LLC and subsidiaries			20,745
Acquisition of noncontrolling interest			465
Noncontrolling interest investors' withdrawals and contributions, net		(20,991)	(3,610)
Member's Capital			$ 18,260